INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	$ 607,959
Intangible assets at end of period	607,959	$ 607,959
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	713,799	1,041,809
Impairment	0	(328,010)
Intangible assets at end of period	713,799	713,799
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	105,840	97,033
Amortization	0	8,807
Intangible assets at end of period	105,840	105,840
Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0
Intangible assets at end of period	0	0
Patents [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	40,840	40,840
Impairment	0	0
Intangible assets at end of period	40,840	40,840
Patents [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	40,840	32,033
Amortization	0	8,807
Intangible assets at end of period	40,840	40,840
Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	607,959
Intangible assets at end of period	607,959	607,959
Rights [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	672,959	672,959
Impairment	0	0
Intangible assets at end of period	672,959	672,959
Rights [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	65,000	65,000
Amortization	0	0
Intangible assets at end of period	65,000	65,000
Product Development Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	328,010
Impairment		(328,010)
Intangible assets at end of period	0	0
Product Development Costs [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	328,010
Impairment	0	(328,010)
Intangible assets at end of period	0	0
Product Development Costs [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	0
Amortization	0	0
Intangible assets at end of period	$ 0	$ 0